Short-term borrowings (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Short-term Borrowings
Schedule of short-term borrowings

	June 30, 2024	March 31, 2024
Short-term borrowings	$6,381	$6,765
Current portion of vehicle loan	14	13
	$6,395	$6,778

	As of March 31,
	2024	2023
Short-term borrowings	$6,765	$1,364
Current portion of vehicle loan	13	12
	$6,778	$1,376